Loans and borrowings - Summary of Finance Cost and Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Finance income	$ 10,849	$ 19,963	$ 24,405
Finance cost	(76,234)	(73,045)	(57,432)
Interest income on short-term bank deposits [member]
Disclosure of detailed information about borrowings [line items]
Finance income	211	543	1,432
Interest income on investment [member]
Disclosure of detailed information about borrowings [line items]
Finance income	10,638	19,420	22,973
Interests expense on bank loans [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(26,817)	(29,711)	(36,676)
Interest Expense on Senior Convertible Notes [Member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(38,301)	(23,571)	0
Interest on factoring [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(1,365)	(256)	(1,316)
Interest on lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	(7,568)	(10,734)	(14,140)
Other finance cost [member]
Disclosure of detailed information about borrowings [line items]
Finance cost	$ (2,183)	$ (8,773)	$ (5,300)